Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Document Type	S-1/A
Pre-Effective Amendment Number	1
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	Virtu Financial, Inc.
Entity Central Index Key	0001592386
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31